Related party	12 Months Ended
Dec. 31, 2022
Related party [Abstract]
Related party

Note 22 — Related party

The related parties had transactions and outstanding balances for the years ended December 31, 2022 and 2021 consist of the following:

Name of the related parties	Nature of relationship
Brera Calcio AS	Shareholder of the Company being the president of this entity
Fudbalski Klub Akademija Pandev	Goran Pandev, the director of the Company, is the founder and owner of this entity
Alessandro Aleotti	Shareholder, Chief Strategy Officer and Director of the Company
Marco Sala	Shareholder of the Company and former Director of Brera Milano
Max Srl	Shareholder of the Company
Stefano Locatelli	Shareholder of the Company
Christian Rocca	Shareholder of the Company
Sergio Carlo Scalpelli	Shareholder, Chief Executive Officer and Director of the Company
Adrio Maria de Carolis	Shareholder of the Company
Francesca Duva	Director of Brera Milano

	2022	2021
	EUR	EUR
Other receivables – related parties
Alessandro Aleotti	333	333
Marco Sala	333	333
Sergio Carlo Scalpelli	333	333
Christian Rocca	334	334
Stefano Locatelli	-	1,334
Brera Calcio AS	3,076	-

Deposits and prepayments – related parties
Max Srl	38,856	14,545
Stefano Locatelli	35,868	14,000
Sergio Carlo Scalpelli	22,020	-

Trade and other payables – related parties
Max Srl	19,666	6,112
Stefano Locatelli	9,867	-
Brera Calcio AS	-	36,600
Sergio Carlo Scalpelli	4,146	-
Francesca Duva	3,090	-

Loan from a shareholder
Sergio Carlo Scalpelli	-	20,000

As of December 31, 2022 and 2021, balances due from and due to related parties primarily represent monetary advancements and repayments by the related parties for its normal course of business.

During the years ended December 31, 2022 and 2021, Brera Milano engaged SWG S.p.A., or SWG, to provide certain polling services, free of charge, and without agreements in writing. SWG is beneficially owned by Adrio Maria de Carolis, a beneficial owner of Class A Ordinary Shares.